Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2020
Commissions and fees
in	2020	2019	2018
Commissions and fees (CHF million)
Lending business	1,631	1,687	1,931
Investment and portfolio management	3,187	3,438	3,582
Other securities business	66	63	48
Fiduciary business	3,253	3,501	3,630
Underwriting	2,255	1,564	1,718
Brokerage	3,244	2,893	2,813
Underwriting and brokerage	5,499	4,457	4,531
Other services	1,470	1,513	1,798
Commissions and fees	11,853	11,158	11,890

Bank
Commissions and fees
in	2020	2019	2018
Commissions and fees (CHF million)
Lending business	1,612	1,663	1,902
Investment and portfolio management	3,087	3,295	3,415
Other securities business	73	89	83
Fiduciary business	3,160	3,384	3,498
Underwriting	2,348	1,602	1,735
Brokerage	3,246	2,900	2,797
Underwriting and brokerage	5,594	4,502	4,532
Other services	1,484	1,522	1,810
Commissions and fees	11,850	11,071	11,742